Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Medline Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43022
Entity Tax Identification Number	33-1845288
Entity Address, Address Line One	3 Lakes Drive
Entity Address, City or Town	Northfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60093
City Area Code	847
Local Phone Number	949-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	MDLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0002046386
Amendment Flag	false